Annual Fund Operating Expenses - Amplify Cash Flow Dividend Leaders ETF	Sep. 09, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 28, 2026
Amplify Cash Flow Dividend Leaders ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	(0.39%)	[2]
Net Expenses (as a percentage of Assets)	0.00%

[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	Pursuant to an agreement with the Fund, Amplify Investments LLC has agreed to waive the management fees for the Fund for assets under management up to $100 million from September 11, 2025 until at least January 28, 2026. This agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees on behalf of the Fund.